Balance Sheet Components - Summary of Future Amortization of Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Remainder of 2020	$ 232
2020	891	$ 928
2021	864	891
2022	864	864
2023	864	864
Thereafter	360	1,224
Net	$ 4,075	$ 4,771	$ 5,699